Note 8 - Notes Payable (Details) (USD $)	0 Months Ended		1 Months Ended				3 Months Ended		12 Months Ended						3 Months Ended						3 Months Ended				12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended			12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Jun. 29, 2012	Jun. 27, 2012	Mar. 31, 2013	Jan. 25, 2013	Aug. 29, 2012	Aug. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Nov. 30, 2013	May 31, 2013	Dec. 31, 2012	Aug. 28, 2012	Jan. 23, 2012	Mar. 31, 2014 Common Stock Purchase Warrants [Member] Unsecured Term Notes Private Placement [Member]	Mar. 31, 2014 Common Stock Purchase Warrants [Member]	Nov. 30, 2013 Vehicles [Member]	May 17, 2012 Vehicles [Member]	Mar. 31, 2014 Liabilities Associated with Assets Held for Sale[Member]	Dec. 31, 2013 Warrant [Member]	Mar. 31, 2014 Financial Institution 1 [Member] Maximum [Member]	Mar. 31, 2014 Financial Institution 1 [Member] Minimum [Member]	Mar. 31, 2014 Financial Institution 2 [Member] Maximum [Member]	Mar. 31, 2014 Financial Institution 2 [Member] Minimum [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member] Promissory Note [Member]	Mar. 31, 2014 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Third Parties [Member]	Mar. 31, 2014 Pending Litigation [Member]	Aug. 28, 2012 London Interbank Offered Rate (LIBOR) [Member]	May 17, 2012 London Interbank Offered Rate (LIBOR) [Member]	Mar. 31, 2014 Unsecured Term Notes Private Placement [Member]	Dec. 31, 2013 Note Payable Collateralized By Building Due In Monthly Installments With Balloon Payment At November Thirty Two Thousand Seventeen Five Point Seven Percent Variable Rate [Member]	Dec. 31, 2012 Note Payable Collateralized By Building Due In Monthly Installments With Balloon Payment At November Thirty Two Thousand Seventeen Five Point Seven Percent Variable Rate [Member]		Jan. 23, 2012 Seven Point Nine Nine Percent Notes Payable [Member]
Feb. 17, 2012
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]

Dec. 31, 2013
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]

Dec. 31, 2012
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]
																																								Feb. 17, 2012 Five Point Five Percent Notes Payable [Member]	Aug. 29, 2012 Fifteen Point One Nine Percent Notes Payable [Member]	Aug. 29, 2012 Nine Point Nine Two Percent Notes Payable [Member]	Dec. 28, 2012 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Dec. 31, 2013 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Dec. 31, 2012 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Aug. 28, 2012 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Jan. 25, 2013 Four Point Two Five Percent Notes Payable [Member]
Dec. 31, 2013
Nine Percent Series B Senior Secured Redeemable Debentures Due on Various Dates Ranging from September Thirty Two Thousand Thirteen to February Twenty Eight Two Thousand Fourteen [Member]

Dec. 31, 2012
Nine Percent Series B Senior Secured Redeemable Debentures Due on Various Dates Ranging from September Thirty Two Thousand Thirteen to February Twenty Eight Two Thousand Fourteen [Member]
																																																		Dec. 31, 2012 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Range One [Member]	Dec. 31, 2013 Range Two [Member]	Dec. 31, 2013 Maximum [Member] Third Parties [Member]	Dec. 31, 2013 Minimum [Member] Third Parties [Member]
Note 8 - Notes Payable (Details) [Line Items]
Minimum Debt Service Coverage Ratio																					1.3	1.0	1.0	1.0																												1.30	1.00
Debt Instrument, Interest Rate, Stated Percentage				4.25%						5.24%																				4.25%	4.25%	15.00%	5.70%			7.99%				5.50%	15.19%	9.92%				4.25%		9.00%	9.00%					15.00%	15.00%
Debt Instrument, Periodic Payment			$ 11,000																														$ 11,000										$ 7,000				$ 19,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																	1,000,000
Notes Payable				1,070,000			15,679,765	15,281,951	15,281,951			13,370,752	650,000	179,000				1,700,000															1,347,051 [1]	1,415,582	[1]		2,200,000	1,787,500	2,200,000			332,000		1,083,886	1,120,000	1,120,000				90,000	90,000
Debt Instrument, Basis Spread on Variable Rate				4.00%					3.25%																					4.00%	4.00%
Number Of Water Hauling Trucks And Trailers Purchased By Collateralization					4	4
Debt Instrument, Face Amount								831,000	831,000								30,000															1,100,000
Barging Terminal Facility Acquired Purchase Price			750,000								750,000
Additional Loan Facility to Finance Barging Terminal Facility Acquired			350,000
Line of Credit Facility, Amount Outstanding																									1,500,000		1,500,000
Common Stock, Shares, Issued (in Shares)							33,796,389	33,796,389	33,796,389			33,120,483								134,211
Shares Issued, Price Per Share (in Dollars per share)								$ 2.25	$ 2.25
Debt Instrument, Term									5 years																							1 year
Common Stock Warrants Issued (in Shares)	242,471	247,876						5							100,879	100,879																																						116,435
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																																																						1,300,000	200,000
Debt Discount Related to Warrants Issued								66,000
Debt Conversion, Converted Instrument, Amount																																																		5,211,808
Line of Credit Facility, Remaining Borrowing Capacity								500,000	500,000																	500,000
Interest Expense, Debt, Excluding Amortization																									10,000																														2,000
Line of Credit Facility, Interest Rate During Period									13.00%
Common Stock Remaining Warrants Issued (in Shares)																												17,776
Debt Instrument, Periodic Payment, Principal																																					137,500	176,500	165,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 2.50	$ 2.50
							227,853	270,326	270,326										128,000
							226,828	288,514	288,514										54,000
Debt Instrument, Collateral Sold, Amount							654,000
Notes Payable to Bank																													347,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)															1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)															2.25	2.25
Class of warrant or right expiration period															5 years	5 years
Debt Instrument, Unamortized Discount															$ 42,000

[1]	Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014